Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Master Trust [Line Items]
Schedule of Investments Held by the Master Trust and the Plan's interest
The following table presents the investments held by the Master Trust and the Plan's interest in each of those investments at fair value as of December 31, 2025 and 2024:

	Master Trust		Plan's Interest
	2025	2024	2025	2024

NVR, Inc. common stock	$1,256,922	$1,463,267	$219,834	$252,978
Investments in registered investment companies	309,745	252,895	271,135	212,852
Investments in common/collective trusts	660,462	569,743	609,328	525,749
Self-directed brokerage accounts	38,321	29,501	29,202	20,951
Cash	111	117	85	89
Total	$2,265,561	$2,315,523	$1,129,584	$1,012,619

Net investment gain for the Master Trust and the Plan's portion for the year ended December 31, 2025 was as follows:

	Master Trust	Plan's Interest
Net investment gain:
Net (depreciation) appreciation in fair value of investments	$(7,991)	$112,976
Dividend income	9,024	7,334
Net investment gain in Master Trust	$1,033	$120,310